SEGMENT INFORMATION (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥) segment	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
SEGMENT INFORMATION [Line Items]
Number of operating segments | segment	2	2
Revenues, cost of revenues, and gross profit by segment
Net revenues	¥ 2,386,520	$ 374,497	¥ 1,897,883	¥ 2,051,354
Cost of revenues	(1,201,419)	(188,529)	(1,066,842)	(1,173,834)
Gross profit	1,185,101	$ 185,968	831,041	877,520
Adult Professional Training
Revenues, cost of revenues, and gross profit by segment
Net revenues	1,150,247		1,136,043	1,527,185
Cost of revenues	(409,326)		(420,349)	(627,765)
Gross profit	740,921		715,694	899,420
Childhood & adolescent Quality Education Services
Revenues, cost of revenues, and gross profit by segment
Net revenues	1,236,273		761,840	524,169
Cost of revenues	(792,093)		(646,493)	(546,069)
Gross profit	¥ 444,180		¥ 115,347	¥ (21,900)